                                             Supplement to Prospectus Dated May 1, 2003
                                                 Supplement dated December 5, 2003

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

As described in more detail below, one of the Evergreen  portfolios  formerly  offered as an investment  option for your annuity was merged into another Evergreen portfolio.

                                                               MERGER

Evergreen VA Global Leaders
Effective December 5, 2003,  pursuant to shareholder  approval,  the Evergreen VA Global Leaders portfolio merged into the Evergreen
VA International  Equity  portfolio.  As a result of the merger,  the Evergreen VA Global Leaders  portfolio  ceased  operations and will no longer  be  offered  as an  investment  option.  Evergreen  Investment  Management  Company  LLC is the  Sub-advisor  of the
Evergreen VA International Equity portfolio, the successor portfolio.

The following  annual  expenses for the successor  portfolio are estimates of what the expenses of the portfolio will be as a result of the merger:

----------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ --------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-ment Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ --------------
Evergreen Variable Annuity Trust:
  International Equity 1                               0.66%         0.39%           0.00%         1.05%         0.00%         1.05%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ --------------
1    The annual expenses of the Evergreen VA  International  Equity  portfolio prior to the Merger were as follows:  Management Fee:
0.66%;  12b-1 Fee:  0.00%;  Other  Expenses:  0.73%;  Total  Annual  Portfolio  Operating  Expenses:  1.39%;  Fee Waiver and Expense
Reimbursement: 0.39%; Net Annual Portfolio Operating Expenses: 1.00%.

The following descriptions of the investment objectives are effective as of December 5, 2003.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ---------------------------------------------------------------------------------------------- ---------------------
      STYLE/                                       INVESTMENT OBJECTIVES/POLICIES                                       PORTFOLIO
       TYPE                                                                                                              ADVISOR/
                                                                                                                       SUB-ADVISOR
                    ---------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------- ---------------------
  INTER-NATIONAL    Evergreen VA International  Equity (acquired Evergreen VA Global Leaders) (f/k/a Evergreen VA       Evergreen
                    International  Growth):  seeks long-term capital growth and, secondarily,  modest income. The
                    Portfolio invests primarily in equity  securities  issued by established,  quality,  non-U.S.
                    companies  located in countries with developed  markets,  but may purchase  across all market
      EQUITY        capitalizations.  The Portfolio  normally invests at least 65% of its assets in securities of       Investment
                    companies in at least three different  countries  (other than the U.S.),  but may invest more  Management Company,
                    than 25% of its assets in one country.  The Portfolio also invests in emerging markets.                LLC
------------------- ---------------------------------------------------------------------------------------------- ---------------------

ASAP / ASAP 2 / ASAP III / APEX /                                                         ACII/APEX2/ASAPII/ASAP 3/ASL2/ASXT4/ASXT6
ASXT / ASXT-Four / ASL / AS Pro /                                                                                      EVERSUPP1203
Choice 2 / AS Impact / APEX II /ASL II /
ASXT-Six / VIA-S / VIA-T /VIA-G - SUPP. (12/05/2003)

                                              Supplement to Prospectus Dated May 1, 2003
                                                   Supplement dated December 5, 2003

This Supplement should be retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

As described in more detail  below,  three of the Evergreen  portfolios  formerly  offered as investment  options for your annuity were merged into other Evergreen portfolios.

                                                               A. MERGER

Evergreen VA Global Leaders
Effective December 5, 2003,  pursuant to shareholder  approval,  the Evergreen VA Global Leaders portfolio merged into the Evergreen VA
International  Equity  portfolio.  As a result of the merger,  the Evergreen VA Global Leaders  portfolio ceased operations and will no longer be offered as an  investment  option.  Evergreen  Investment  Management  Company LLC is the  Sub-advisor  of the  Evergreen  VA
International Equity portfolio, the successor portfolio.

Evergreen VA Capital Growth
Effective December 5, 2003,  pursuant to shareholder  approval,  the Evergreen VA Capital Growth portfolio merged into the Evergreen VA
Growth and Income  portfolio.  As a result of the merger,  the Evergreen VA Capital  Growth  portfolio  ceased  operations  and will no longer be offered as an investment option.  Evergreen  Investment  Management Company LLC is the Sub-advisor of the Evergreen VA Growth and Income portfolio, the successor portfolio.

Evergreen VA Blue Chip
Effective  December 5, 2003,  pursuant to  shareholder  approval,  the  Evergreen VA Blue Chip  portfolio  merged into the Evergreen VA portfolio.  As a result of the merger,  the  Evergreen VA Blue Chip  portfolio  ceased  operations  and will no longer be offered as an investment  option.  Evergreen  Investment  Management  Company LLC is the  Sub-advisor  of the Evergreen VA  portfolio,  the successor portfolio.

The following  annual expenses for the successor  portfolios are estimates of what the expenses of each successor  portfolio will be as a result of the respective mergers:

----------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ --------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-ment Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ --------------
Evergreen Variable Annuity Trust:
  International Equity 1                               0.66%         0.39%           0.00%         1.05%         0.00%         1.05%
  Growth and Income 2                                  0.75%         0.18%           0.00%         0.93%         0.00%         0.93%
  VA 3                                                 0.75%         0.24%           0.00%         0.99%         0.00%         0.99%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ --------------
1    The annual expenses of the Evergreen VA International Equity portfolio prior to the Merger were as follows:  Management Fee:
0.66%; 12b-1 Fee: 0.00%; Other Expenses: 0.73%; Total Annual Portfolio Operating Expenses: 1.39%; Fee Waiver and Expense
Reimbursement: 0.39%; Net Annual Portfolio Operating Expenses: 1.00%.
2    The annual expenses of the Evergreen VA Growth and Income portfolio prior to the Merger are the same as the estimated annual expenses post-Merger.
3    The annual expenses of the Evergreen VA portfolio prior to the Merger were as follows:  Management Fees: 0.75%; 12b-1 Fee: 0.00%;
Other Expenses: 0.23%; and Total Annual Portfolio Operating Expenses: 0.98%.

The following descriptions of the investment objectives are effective as of December 5, 2003.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ---------------------------------------------------------------------------------------------- ---------------------
      STYLE/                                       INVESTMENT OBJECTIVES/POLICIES                                       PORTFOLIO
       TYPE                                                                                                              ADVISOR/
                                                                                                                       SUB-ADVISOR
                    ---------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------- ---------------------
  INTER-NATIONAL    Evergreen VA International  Equity (acquired Evergreen VA Global Leaders) (f/k/a Evergreen VA       Evergreen
                    International  Growth):  seeks long-term capital growth and, secondarily,  modest income. The
                    Portfolio invests primarily in equity  securities  issued by established,  quality,  non-U.S.
                    companies  located in countries with developed  markets,  but may purchase  across all market
      EQUITY        capitalizations.  The Portfolio  normally invests at least 65% of its assets in securities of       Investment
                    companies in at least three different  countries  (other than the U.S.),  but may invest more  Management Company,
                    than 25% of its assets in one country.  The Portfolio also invests in emerging markets.                LLC
------------------- ---------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------- ---------------------
 LARGE CAP VALUE    Evergreen VA Growth and Income (acquired  Evergreen VA Capital Growth):  seeks capital growth       Evergreen
                    in the value of its shares and current  income.  The  Portfolio  invests  primarily in common stocks of medium and mid-sized U.S.  companies.  The investment  adviser selects stocks using a diversified  style of equity  management that allows the Portfolio to invest in both value-
                    and growth-oriented equity securities.  Additionally,  the investment adviser seeks companies that are  temporarily  undervalued  in the  marketplace,  sell at a discount to their private market  values  and  display  certain  characteristics  such  as  earning  a high  return  on
                    investment and having some kind of  competitive  advantage in their  industry.  The Portfolio       Investment
                    seeks additional income primarily by investing up to 20% of its assets in convertible  bonds,  Management Company,
                    including below  investment  grade bonds,  and convertible  preferred  stocks of any quality.          LLC
                    The Portfolio may invest up to 20% of its assets in foreign securities.
------------------- ---------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------- ---------------------
 LARGE CAP BLEND    Evergreen  VA  (acquired  Evergreen  VA Blue  Chip):  seeks  long-term  capital  growth.  The       Evergreen
                    Portfolio  invests  primarily  in  common  stocks  of  large  U.S.  companies,  whose  market capitalizations  fall within the range  tracked by the Russell  1000(R)Index,  at the time of
                    purchase.  The  Investment  adviser  selects  stocks  using a  diversified  style  of  equity       Investment
                    management  that employs a blend between  growth- and  value-oriented  stocks.  The Portfolio  Management Company,
                    does not invest in foreign securities.                                                                 LLC
------------------- ---------------------------------------------------------------------------------------------- ---------------------

As described in more detail below, the Evergreen VA Equity Index portfolio that is currently offered as an investment option for your annuity will no longer be available effective December 23, 2003.

                                                            B. LIQUIDATION

Evergreen VA Equity Index
American  Skandia  anticipates  that the  shareholders of the Evergreen VA Equity Index portfolio (the "Equity Index  portfolio")  will approve the  liquidation of this  portfolio,  which is currently  scheduled to take place on or about  December 23, 2003.  Accordingly, effective December 23, 2003, the Evergreen VA Equity Index portfolio will no longer be offered as an investment option.

Current shareholders of the Evergreen VA Equity Index portfolio have been sent a separate communication explaining their options.

ASAP 2 Premier / EVA / ASXT - Premier /
EVA XT / ASL Premier / ASXT-Four Premier /
ASL II Premier - SUPP. (12/05/2003)